UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 09/30/2013

Item 1 – Report to Stockholders

SEPTEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BBIF Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BBIF MONEY FUND	SEPTEMBER 30, 2013

Dear Shareholder

One year ago, financial markets were in a soft patch as global trade slowed, driven by a recession in Europe and decelerating growth in China. Volatility increased toward the end of 2012 due to growing concern that bipartisan gridlock in Washington, D.C. would preclude a timely resolution to US budget negotiations. Failure to reach an agreement before the end of the year would have triggered the “fiscal cliff” of pre-mandated tax increases and spending cuts as of the beginning of 2013, putting the US economy at risk for recession. The worst of the fiscal cliff was averted, however, with a last-minute tax deal, allowing markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US recovery showed greater stability compared to most other regions. Slow, but positive, growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, comments from the Fed suggesting a possible reduction of its bond-buying stimulus program before the end of 2013 roiled markets around the world. Equities plummeted and a dramatic increase in US Treasury yields resulted in tumbling bond prices. Markets rebounded in late June when the tone of the US central bank turned more dovish. Improving economic indicators and a positive outlook for corporate earnings further boosted risk assets in July, with major US equity indices hitting new record highs.

Markets slumped again in August as investors became wary amid looming macro risks. Mixed economic data stirred up worries about global growth and renewed anxieties about when and how much the Fed would scale back on its asset purchase program. Additional volatility stemmed from the escalation of the revolution in Egypt and the civil war in Syria. These conflicts underscored the broader issue of rising geopolitical instability in the Middle East/North Africa region and put upward pressure on oil prices, creating an additional headwind for global economic growth.

September was surprisingly positive for investors thanks to the easing of several key risks. Most importantly, the Federal Reserve defied market expectations with its decision to maintain the current pace of its asset purchase program. Additionally, the more hawkish candidate to become the next Federal Reserve Chairman, Larry Summers, withdrew from the race. On the geopolitical front, the violence in Egypt subsided and the situation in Syria no longer appeared to warrant foreign military intervention. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. These developments drove all asset classes generally higher for the month of September even though the final week of the month saw risk markets decline due to political wrangling over US fiscal policy, which ultimately led to a government shutdown at the close of the period.

Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the strongest returns for the 6- and 12-month periods ended September 30, 2013. Emerging markets, in contrast, struggled with slowing growth and weakening currencies. Rising interest rates resulted in poor performance for most fixed income assets, especially US Treasury bonds and other higher quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, generated positive returns as investors looked to the asset class for income in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	8.31%	19.34%
US small cap equities (Russell 2000® Index)	13.61	30.06
International equities (MSCI Europe, Australasia, Far East Index)	10.47	23.77
Emerging market equities (MSCI Emerging Markets Index)	(2.78)	0.98
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.04	0.10
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.19)	(5.71)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.77)	(1.68)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.47)	(2.25)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	0.81	7.14

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2013

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2013. In late May, the FOMC made statements suggesting a possible reduction in the size of its monthly asset purchases from the current pace of $85 billion (a process known as “tapering”) beginning as early as the time of its policy meeting scheduled for September 18. A summer of mounting expectations that monetary stimulus would soon begin to wane ended with a surprising announcement following the September meeting of the FOMC that it would maintain its asset purchase program at the current pace. This decision was predicated on the recent tightening in financial conditions caused by a rise in long-term interest rates coupled with drags associated with fiscal policy, leading the FOMC to question the sustainability of growth without continued monetary accommodation. Also in its post-meeting comments, the FOMC stated that it will continue to monitor economic developments closely and will adjust the pace of purchases as it deems necessary to maintain the appropriate level of monetary policy accommodation to support a stronger economic recovery and help ensure that inflation trends to a rate consistent with the FOMC’s dual mandate. Financial markets reacted favorably as the expected commencement of tapering was delayed until at least later in the year. The yield on the 10-year US Treasury note fell 16 basis points on September 18 while equities rallied, with the Dow Jones Industrial Average up almost 1% for the day.

In the “Summary of Economic Projections” resulting from the FOMC’s September meeting, policymakers slightly lowered their forecasts for growth and the unemployment rate in 2014. Inflation expectations were also revised slightly lower despite running near historical lows. Against this backdrop, the FOMC reaffirmed its commitment to maintaining accommodative measures until the US labor market exhibits substantial improvement subject to continued price stability, noting that the Committee “anticipates that this exceptionally low range for the federal funds rate will be appropriate at least as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2% longer-run goal, and longer-term inflation expectations continue to be well anchored.”

Economic activity expanded at a moderate pace in the second quarter of 2013, with US gross domestic product growing at an annualized rate of 2.5%. The US unemployment rate declined by 0.3% (from 7.6% to 7.3%) over the six months ended September 30, 2013. Despite this improvement, the underlying components remain weak. In particular, the employment-to-population ratio and the labor force participation rate fell to levels not witnessed since the late 1970s. The housing sector advanced. Despite higher mortgage rates, existing home sales increased 8% over the quarter, helping to buoy spending by households as well as businesses.

In Europe, policymakers faced with weak growth and acquiescent inflation maintained a bias toward easing throughout the period. Efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At a recent press conference, ECB president Mario Draghi commented that the bank is willing to employ “all available instruments” to keep interest rates from rising and hurting the nascent recovery. He further hinted the bank would consider increasing liquidity with a third round of loans under the Long-Term Refinancing Operation program. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as it was seen as an endorsement by German voters of her strong support of the euro.

In US money markets, the FOMC’s decision to delay tapering its stimulus program had little impact on short-term yields as money market flows remained stable. However, London Interbank Offered Rates (“LIBOR”) notched lower over the six months due in large part to central bank liquidity measures coupled with decreasing supply in the money market space, with three-month LIBOR decreasing 0.03% to close at 0.25% as of September 30, 2013. Yields on US Treasury bills fell during the period amid a decreasing amount of bills outstanding. The 3-month Treasury bill yield moved lower by 0.07% to close the period at 0.01%. During the month of September, with no end in sight to the looming debt-ceiling impasse, 1-month Treasury bill yields exhibited increased volatility as some liquidity investors sought to avoid Treasury bills maturing in the second half of October when the national debt was projected to breach its statutory maximum. In late September, the Federal Reserve introduced a series of daily overnight fixed-rate reverse repurchase agreements (“repos”) with a maximum bid set at $500 million per approved counterparty. Near the end of the month, as the repo market was beginning to display signs of stress for lack of collateral, the Fed increased the maximum bid to $1 billion. This new facility provided $58 billion in repo transactions.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15 tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields during this time as increased demand for variable rate demand notes (“VRDNs”) faces a decreased-supply environment. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.23% on April 17 and ended the period at 0.07% as of September 30, 2013.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2013. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2013. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.18% as of September 30, 2013, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 3.4% for the six-month period, stabilized in the third quarter at $263 billion as of September 30, 2013.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF MONEY FUND	SEPTEMBER 30, 2013

Fund Information as of September 30, 2013

Investment Objective

BBIF Money Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2013 and held through September 30, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Class 2	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Class 3	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Class 4	$1,000.00	$1,000.00	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
[1]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the net expenses of both the Fund and the master fund in which it invests.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
BBIF MONEY FUND	SEPTEMBER 30, 2013	5

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)	BBIF Money Fund
Assets
Investments at value — Master Money LLC (the “Master LLC”) (cost — $2,698,075,176)	$2,698,075,176
Capital shares sold receivable	107,200,466
Total assets	2,805,275,642

Liabilities
Capital shares redeemed payable	97,047,867
Administration fees payable	164,348
Officer’s fees payable	1,626
Contributions payable to the Master LLC	10,152,599
Other accrued expenses payable	806,136
Total liabilities	108,172,576
Net Assets	$2,697,103,066

Net Assets Consist of
Paid-in capital	$2,696,933,740
Undistributed net investment income	1,317
Accumulated net realized gain allocated from the Master LLC	168,009
Net Assets	$2,697,103,066

Net Asset Value
Class 1 — Based on net assets of $291,187,266 and 291,170,020 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00
Class 2 — Based on net assets of $348,743,931 and 348,723,228 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00
Class 3 — Based on net assets of $846,013,793 and 845,963,451 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00
Class 4 — Based on net assets of $1,211,158,076 and 1,211,085,895 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)	BBIF Money Fund
Investment Income
Net investment income allocated from the Master LLC:
Interest	$3,304,240
Expenses	(2,013,812)
Total income	1,290,428

Fund Expenses
Administration	3,382,421
Service and distribution — Class 1	1,508,814
Service and distribution — Class 2	1,255,874
Service and distribution — Class 3	1,465,329
Service and distribution — Class 4	2,322,386
Transfer agent — Class 1	86,920
Transfer agent — Class 2	21,615
Transfer agent — Class 3	24,733
Transfer agent — Class 4	44,060
Registration	120,260
Professional	28,114
Printing	18,900
Officer	301
Miscellaneous	10,114
Total expenses	10,289,841
Less fees waived by administrator	(2,271,485)
Less service and distribution fees waived and/or reimbursed — Class 1	(1,508,814)
Less service and distribution fees waived and/or reimbursed — Class 2	(1,255,874)
Less service and distribution fees waived and/or reimbursed — Class 3	(1,465,329)
Less service and distribution fees waived and/or reimbursed — Class 4	(2,322,386)
Transfer agent fees reimbursed — Class 1	(86,920)
Transfer agent fees reimbursed — Class 2	(21,615)
Transfer agent fees reimbursed — Class 3	(24,733)
Transfer agent fees reimbursed — Class 4	(44,060)
Total expenses after fees waived and reimbursed	1,288,625
Net investment income	1,803

Realized Gain Allocation from the Master LLC
Net realized gain from investments	80,881
Net Increase in Net Assets Resulting from Operations	$82,684

See Notes to Financial Statements.

6	BBIF MONEY FUND	SEPTEMBER 30, 2013

Statements of Changes in Net Assets	BBIF Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$1,803	$1,597
Net realized gain	80,881	169,686
Net increase in net assets resulting from operations	82,684	171,283

Dividends and Distributions to Shareholders From
Net investment income:
Class 1	(54)	(64)[1]
Class 2	(67)	(347)[1]
Class 3	(141)	(653)[1]
Class 4	(224)	(533)[1]
Net realized gain:
Class 1	—	(12,853)[1]
Class 2	—	(16,826)[1]
Class 3	—	(34,070)[1]
Class 4	—	(61,250)[1]
Decrease in net assets resulting from dividends and distributions to shareholders	(486)	(126,596)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(122,195,471)	(2,687,295,202)

Net Assets
Total decrease in net assets	(122,113,273)	(2,687,250,515)
Beginning of period	2,819,216,339	5,506,466,854
End of period	$2,697,103,066	$2,819,216,339
Undistributed net investment income, end of period	$1,317	—
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	7

Financial Highlights	BBIF Money Fund
	Class 1
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0003	0.0112
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0001	0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000	0.0000		0.0001	0.0003	0.0113
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]		(0.0000)[2,3]	(0.0003)[3]	(0.0112)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]		(0.0001)[3]	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)	(0.0000)		(0.0001)	(0.0003)	(0.0112)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%		0.01%	0.04%	1.12%

Ratios to Average Net Assets[6]
Total expenses	1.47%	[7]	1.53%	1.51%	[8]	1.50%	1.53%	1.55%
Total expenses after fees waived and reimbursed	0.24%	[7]	0.31%	0.28%	[8]	0.38%	0.50%	1.49%
Net investment income	0.00%	[7]	0.00%	0.00%	[8]	0.00% [8]	0.03%	1.13%

Supplemental Data
Net assets, end of period (000)	$291,187		$331,423	$385,378		$518,902	$573,592	$563,107
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Annualized.
[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

8	BBIF MONEY FUND	SEPTEMBER 30, 2013

Financial Highlights (continued)	BBIF Money Fund
	Class 2
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0001		0.0004	0.0004	0.0169
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0001	0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000	0.0001		0.0005	0.0004	0.0170
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0001)[3]		(0.0004)[3]	(0.0004)[3]	(0.0169)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]		(0.0001)[3]	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)		(0.0005)	(0.0004)	(0.0169)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.05%	0.05%	1.71%

Ratios to Average Net Assets[6]
Total expenses	1.10%	[7]	1.16%	1.15%	[8]	1.14%	1.16%	1.18%
Total expenses after fees waived and reimbursed	0.24%	[7]	0.31%	0.27%	[8]	0.34%	0.50%	0.92%
Net investment income	0.00%	[7]	0.00%	0.01%	[8]	0.04%	0.04%	1.71%

Supplemental Data
Net assets, end of period (000)	$348,744		$380,400	$1,284,551		$1,523,283	$1,980,211	$2,165,760
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Annualized.
[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	9

Financial Highlights (continued)	BBIF Money Fund
	Class 3
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0001		0.0004	0.0010	0.0201
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0001	0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000	0.0001		0.0005	0.0010	0.0202
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0001)[3]		(0.0004)[3]	(0.0010)[3]	(0.0201)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]		(0.0001)[3]	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)		(0.0005)	(0.0010)	(0.0201)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.05%	0.11%	2.03%

Ratios to Average Net Assets[6]
Total expenses	0.79%	[7]	0.84%	0.84%	[8]	0.83%	0.85%	0.87%
Total expenses after fees waived and reimbursed	0.24%	[7]	0.31%	0.27%	[8]	0.34%	0.43%	0.59%
Net investment income	0.00%	[7]	0.00%	0.01%	[8]	0.04%	0.10%	2.03%

Supplemental Data
Net assets, end of period (000)	$846,014		$749,977	$1,790,033		$1,975,795	$2,711,575	$2,785,930
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Annualized.
[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BBIF MONEY FUND	SEPTEMBER 30, 2013

Financial Highlights (concluded)	BBIF Money Fund
	Class 4
	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0001		0.0004	0.0010	0.0201
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0001	0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000	0.0001		0.0005	0.0010	0.0202
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0001)[3]		(0.0004)[3]	(0.0010)[3]	(0.0201)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]		(0.0001)[3]	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)		(0.0005)	(0.0010)	(0.0201)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.05%	0.11%	2.03%

Ratios to Average Net Assets[6]
Total expenses	0.79%	[7]	0.84%	0.84%	[8]	0.83%	0.85%	0.87%
Total expenses after fees waived and reimbursed	0.24%	[7]	0.31%	0.27%	[8]	0.34%	0.42%	0.59%
Net investment income	0.00%	[7]	0.00%	0.01%	[8]	0.04%	0.10%	2.01%

Supplemental Data
Net assets, end of period (000)	$1,211,158		$1,357,416	$2,046,505		$1,738,520	$1,718,868	$1,741,954
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[7]	Annualized.
[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	11

Notes to Financial Statements (Unaudited)	BBIF Money Fund

1. Organization:

BBIF Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2013 was 32.5%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund offers multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the shareholder servicing and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. The amount, if any, is shown as income in the Statement of Operations.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services,

12	BBIF MONEY FUND	SEPTEMBER 30, 2013

Notes to Financial Statements (concluded)	BBIF Money Fund

the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of BIF Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Money Fund, without giving effect to any voluntary fee waivers. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2014 unless approved by the Board, including a majority of the independent Directors. These amounts are included in service and distribution fees waived and/or reimbursed — class specific in the Statement of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by administrator, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Class 1	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Shares sold	1,369,255,268	4,868,254,431
Shares issued to shareholders in reinvestment of dividends and distributions	2	12,862
Shares redeemed	(1,409,499,067)	(4,922,223,909)
Net decrease	(40,243,797)	(53,956,616)

Class 2
Shares sold	1,198,013,806	3,792,543,890
Shares issued to shareholders in reinvestment of dividends and distributions	2	16,830
Shares redeemed	(1,229,680,504)	(4,696,702,948)
Net decrease	(31,666,696)	(904,142,228)

Class 3
Shares sold	2,645,529,544	7,236,101,952
Shares issued to shareholders in reinvestment of dividends and distributions	37	34,163
Shares redeemed	(2,549,522,002)	(8,276,189,229)
Net increase (decrease)	96,007,579	(1,040,053,114)

Class 4
Shares sold	4,930,430,254	14,384,853,526
Shares issued to shareholders in reinvestment of dividends and distributions	141	61,574
Shares redeemed	(5,076,722,952)	(15,074,058,344)
Net decrease	(146,292,557)	(689,143,244)
Total Net Decrease	(122,195,471)	(2,687,295,202)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	13

Master LLC Portfolio Information	Master Money LLC

As of September 30, 2013

Portfolio Composition	Percent of Net Assets
Certificates of Deposit — Yankee[1]	43%
Commercial Paper	22
Municipal Bonds	15
Repurchase Agreements	5
US Treasury Obligations	4
Time Deposits	4
Corporate Notes	3
US Government Sponsored Agency Obligations	2
Certificates of Deposit — Euro	2
Total	100%
[1]	US branches of foreign banks.
14	BBIF MONEY FUND	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 2.3%
HSBC Bank PLC., 0.30%, 1/15/14	$60,000	$60,000,000
National Australia Bank Ltd., London:
0.28%, 10/21/13 (a)	75,000	75,000,000
0.25%, 3/07/14	53,500	53,500,000
		188,500,000
Yankee — 42.7% (b)
Bank of Montreal, Chicago (a):
0.33%, 1/10/14	29,500	29,500,000
0.25%, 9/05/14	91,000	91,000,000
Bank of Nova Scotia, Houston:
0.24%, 11/26/13 (a)	43,000	43,000,000
0.25%, 12/11/13	114,500	114,504,545
0.32%, 1/02/14 (a)	84,000	84,000,000
0.28%, 8/08/14 (a)	50,000	50,000,000
0.30%, 10/06/14 (a)	38,000	38,049,827
BNP Paribas SA, NY:
0.39%, 11/15/13	40,000	40,000,000
0.34%, 2/03/14 (a)	63,000	63,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.28%, 1/08/14	75,000	75,000,000
0.27%, 2/04/14	62,500	62,500,000
0.30%, 3/03/14	115,000	115,000,000
0.26%, 8/08/14	76,000	76,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.41%, 1/08/14	76,000	76,000,000
0.39%, 1/17/14	100,000	100,000,000
0.29%, 9/16/14 (a)	140,000	140,000,000
Credit Agricole Corp., NY, 0.09%, 10/03/13	100,000	100,000,000
Credit Industriel et Commercial, NY, 0.26%, 1/06/14	60,000	60,000,000
Credit Suisse, NY:
0.29%, 10/10/13	75,000	75,000,000
0.26%, 3/18/14	35,000	35,000,000
Deutsche Bank AG, NY, 0.28%, 2/26/14 (a)	53,000	53,000,000
DNB Bank ASA, NY, 0.26%, 2/06/14	150,000	149,994,632
Mitsubishi Trust & Bank, Co.:
0.28%, 2/20/14	78,500	78,500,000
0.24%, 3/12/14 (a)	104,000	104,000,000
National Australia Bank Ltd., 0.26%, 8/14/14 (a)	60,000	60,000,000
National Bank of Canada, 0.30%, 12/09/13 (a)	48,500	48,500,000
Natixis, NY:
0.32%, 11/01/13	68,000	68,000,000
0.31%, 10/08/13 (a)	89,000	88,991,682
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Nordea Bank Finland PLC., NY:
0.25%, 1/09/14	$42,000	$42,000,000
0.24%, 1/17/14	68,000	68,001,027
0.26%, 1/30/14	113,000	112,998,088
Norinchukin Bank, NY, 0.11%, 10/02/13	119,375	119,375,000
Royal Bank of Canada, NY (a):
0.23%, 1/15/14	35,000	35,000,000
0.26%, 4/08/14	40,000	40,000,000
Societe Generale, NY:
0.29%, 10/31/13	56,000	56,000,000
0.35%, 10/21/13 (a)	44,000	44,000,000
Sumitomo Mitsui Banking Corp., NY:
0.24%, 11/18/13	44,000	44,000,000
0.23%, 2/10/14	134,500	134,500,000
0.23%, 3/10/14 (a)	80,000	80,000,000
Sumitomo Trust & Banking Ltd, NY, 0.22%, 12/11/13	100,000	100,000,000
Svenska Handelsbanken, NY, 0.25%, 1/17/14	55,000	55,000,831
Toronto-Dominion Bank, NY:
0.27%, 10/21/13 (a)	51,000	51,000,000
0.23%, 12/20/13 (a)	100,000	100,000,000
0.26%, 1/06/14	33,000	33,000,000
0.23%, 6/24/14 (a)	50,000	50,000,000
0.25%, 7/24/14 (a)	44,000	44,000,000
UBS AG, Stamford:
0.22%, 10/18/13	15,000	15,000,486
0.28%, 10/30/13 (a)	125,000	125,000,000
Westpac Banking Corp., NY, 0.27%, 10/08/13	80,000	80,000,000
		3,547,416,118
Total Certificates of Deposit — 45.0%		3,735,916,118

Commercial Paper
Antalis US Funding Corp., 0.34%, 11/08/13 (d)	30,800	30,788,655
Australia and New Zealand Banking Group Ltd., 0.29%, 2/25/14 (a)	50,000	50,000,000
Barton Capital Corp., 0.06%, 10/01/13 (a)	20,001	20,000,967
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (d)	93,000	92,855,953
Collateralized Commercial Paper Co. LLC, 0.30%, 1/30/14 (d)	135,000	134,862,750
Commonwealth Bank of Australia:
0.32%, 11/14/13 (a)	56,750	56,749,291
0.29%, 3/28/14	74,500	74,522,981
CPPIB Capital, Inc., 0.24%, 1/03/14 (d)	25,800	25,783,660
DNB Bank ASA, 0.26%, 1/27/14 (d)	50,200	50,156,856

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACES	Adjustable Convertible Extendible Securities	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
	COP	Certificates of Participation	M/F	Multi-Family
	FLOATS	Floating Rate Securities	MTN	Medium Term Notes
	GO	General Obligation Bonds	RB	Revenue Bonds
	HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreements
	HRB	Housing Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	15

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Erste Abwicklungsanstalt (d):
0.32%, 10/08/13	$55,000	$54,996,089
0.34%, 11/07/13	30,000	29,989,233
0.24%, 1/15/14	92,000	91,935,741
0.21%, 3/10/14	60,000	59,943,650
Fairway Financial LLC, 0.07%, 10/02/13 (d)	34,000	33,999,868
Fortis Funding LLC, 0.08%, 10/03/13 (d)	132,000	131,999,120
ING (US) Funding LLC (d):
0.24%, 12/12/13	77,586	77,548,241
0.29%, 1/16/14	50,000	49,956,500
Kells Funding LLC:
0.26%, 10/17/13 (d)	100,000	99,987,722
0.24%, 11/01/13 (a)(c)	100,000	100,000,000
0.38%, 11/25/13 (d)	50,000	49,970,833
0.21%, 2/03/14 (d)	40,000	40,000,140
Nederlandse Waterschapsbank NV (a):
0.23%, 6/24/14 (c)	14,000	14,000,000
0.28%, 7/28/14	13,000	13,002,172
0.29%, 7/30/14	12,000	12,002,018
RBS Holdings USA, Inc., 0.11%, 10/04/13 (d)	68,500	68,499,163
Societe Generale SA, 0.01%, 10/01/13 (d)	12,959	12,958,996
Svenska Handelsbanken AB, Inc. (d):
0.25%, 1/21/14	51,000	50,959,979
0.25%, 2/04/14	25,500	25,477,510
0.25%, 2/07/14	55,000	54,950,347
Sydney Capital Corp. (d):
0.24%, 11/14/13	24,000	23,992,800
0.23%, 12/12/13	10,000	9,995,336
0.23%, 12/17/13	10,000	9,995,017
Thunder Bay Funding, LLC:
0.24%, 1/27/14 (d)	16,000	15,987,307
0.24%, 3/26/14	25,000	25,000,000
Westpac Banking Corp., NY:
0.27%, 10/18/13 (c)	42,000	42,000,000
0.27%, 4/24/14 (c)	49,000	49,001,881
0.30%, 7/09/14	50,000	50,000,000
Total Commercial Paper — 22.1%		1,833,870,776

Corporate Notes
Nederlandse Waterschapsbank NV, 1.38%, 5/16/14	25,000	25,178,064
Nordrhein-Westfallen Land of MTN, 0.56%, 10/30/13	150,000	150,037,195
Svenska Handelsbanken AB, 0.27%, 3/14/14 (a)(c)	65,600	65,600,000
Total Corporate Notes — 2.9%		240,815,259

Municipal Bonds (e)
Alaska Housing Finance Corp., RB, VRDN, Series B, 0.08%, 10/07/13	50,000	50,000,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series E (Bank of America NA LOC), 0.08%, 10/07/13	23,450	23,450,000
California HFA, HRB, M/F, Series E, 0.08%, 10/07/13	18,385	18,385,000

Municipal Bonds (e)	Par (000)	Value
California HFA, RB, VRDN Home Mortgage:
Series A, AMT (Fannie Mae, Freddie Mac), 0.06%, 10/07/13	$7,285	$7,285,000
Series B, AMT (Fannie Mae, Freddie Mac), 0.06%, 10/07/13	41,920	41,920,000
Series E-1, AMT (Freddie Mac, Fannie Mae LOC), 0.07%, 10/07/13	8,590	8,590,000
California Statewide Communities Development Authority, HRB VRDN AMT (Fannie Mae Liquidity Facility):
Knolls at Green Valley, Series FF, 0.07%, 10/07/13	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.08%, 10/07/13	10,100	10,100,000
Central Plains Energy Project Nebraska, Refunding RB, VRDN, Gas Project No. 2 (Royal Bank of Canada SBPA), 0.07%, 10/07/13	44,615	44,615,000
Chattanooga Health Educational & Housing Facility Board, Refunding RB, VRDN, Catholic Health, Series C, 0.07%, 10/07/13	1,300	1,300,000
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.07%, 10/01/13	16,330	16,330,000
City of New York New York, GO, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.07%, 10/07/13	12,090	12,090,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale-New Haven Hospital, Series U-2 (Yale University Liquidity Facility), 0.05%, 10/07/13	24,580	24,580,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital, Series K-2 (JPMorgan Chase Bank NA LOC), 0.06%, 10/07/13	15,445	15,445,000
County of Shelby Tennessee, GO, VRDN, Series B, Public Improvement and School Bonds, 0.08%, 10/07/13	10,005	10,005,000
Essex County Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.06%, 10/07/13	11,225	11,225,000
Harris County Industrial Development Corp., RB, VRDN, Exxon Project, AMT (Citibank NA Liquidity Facility), 0.05%, 10/01/13	10,000	10,000,000
Illinois Finance Authority, RB, VRDN, University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.07%, 10/01/13	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC):
Children’s Memorial Hospital, Series D, 0.07%, 10/07/13	3,300	3,300,000
Elmhurst Memorial Healthcare, Series B, 0.06%, 10/01/13	19,650	19,650,000
Little Co. of Mary Hospital and Health Care Centers, Series B, 0.08%, 10/07/13	25,300	25,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.08%, 10/07/13	20,800	20,800,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers project (Freddie Mac Liquidity Facility), 0.09%, 10/03/13	34,300	34,300,000

See Notes to Financial Statements.

16	BBIF MONEY FUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)
Municipal Bonds (e)	Par (000)	Value
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA SBPA), 0.07%, 10/07/13	$4,200	$4,200,000
Michigan State Building Authority, Refunding RB, VRDN, Facilities Program, Series I (JPMorgan Chase Bank NA LOC), 0.06%, 10/07/13	6,000	6,000,000
Nebraska Investment Finance Authority, Refunding RB, VRDN, Series B (Ginnie Mae, Fannie Mae & Federal Home Loan Bank), 0.06%, 10/07/13	21,710	21,710,000
New York City Housing Development Corp., HRB VRDN (Fannie Mae LOC):
155 West 21st Street Development, Series A, 0.07%, 10/07/13	10,000	10,000,000
90 West Street, Series A, 0.07%, 10/02/13	40,830	40,830,000
West 61st Street Apartments, Series A, AMT, 0.07%, 10/07/13	12,000	12,000,000
West 89th Street Development, Series A, AMT, 0.07%, 10/07/13	35,600	35,600,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Th|$$|Aduringen LOC), 0.09%, 10/07/13	32,845	32,845,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/13	17,515	17,515,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.05%, 10/01/13	30,665	30,665,000
New York State HFA, HRB VRDN:
10 Barclay Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 10/07/13	71,245	71,245,000
125 West 31st Street Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.07%, 10/07/13	30,000	30,000,000
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.07%, 10/07/13	39,000	39,000,000
160 West 62nd Street, Series B (Wells Fargo Bank LOC), 0.12%, 10/07/13	10,750	10,750,000
316 11th Avenue Housing, Series A, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.07%, 10/07/13	35,000	35,000,000
360 West 43rd Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 10/07/13	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 10/07/13	34,500	34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 10/07/13	65,000	65,000,000
East 39th Street Housing, Series A, AMT (Fannie Mae Liquidity Guarantor), 0.07%, 10/07/13	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Guarantor), 0.07%, 10/07/13	28,100	28,100,000
Victory Housing, Series A, AMT (Freddie Mac SBPA), 0.07%, 10/07/13	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae Liquidity Facility), 0.07%, 10/07/13	23,100	23,100,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/13	5,915	5,915,000
Municipal Bonds (e)	Par (000)	Value
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.09%, 10/07/13	$34,525	$34,525,000
State of California, GO, Refunding, VRDN, Series B, Sub-Series B-1 (Bank of America NA LOC), 0.08%, 10/07/13	20,000	20,000,000
State of California, GO, VRDN, FLOATS, Series C-1 (Bank of America NA LOC), 0.07%, 10/07/13	59,200	59,200,000
Wayne County Airport Authority, RB, VRDN, FLOATS, Series 3072 (Credit Suisse New York NY SBPA), 0.07%, 10/07/13 (c)	41,945	41,945,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Sisters Services (Bank of Montreal LOC), 0.06%, 10/07/13	15,250	15,250,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 10/07/13	7,900	7,900,000
Total Municipal Bonds — 14.7%		1,221,470,000

Time Deposits
ING Bank NV, Amsterdam, 0.14%, 10/02/13	98,000	98,000,000
Natexis Banques Populaires, 0.05%, 10/01/13	204,538	204,538,000
Total Time Deposits — 3.7%		302,538,000

US Government Sponsored Agency Obligations (a)
Federal Farm Credit Banks, 0.13%, 5/05/14	35,000	34,995,721
Federal Home Loan Banks, 0.14%, 2/25/14	50,000	49,993,851
Federal National Mortgage Association, 0.15%, 2/27/15	75,000	74,973,391
Total US Government Sponsored Agency Obligations — 1.9%		159,962,963

US Treasury Obligations
US Treasury Bills (d):
0.09%, 10/17/13	125,000	124,994,805
0.08%, 12/19/13	80,000	79,985,778
0.07%, 1/30/14	98,000	97,977,915
US Treasury Notes, 0.25%, 4/30/14	75,000	75,064,594
Total US Treasury Obligations — 4.6%		378,023,092

Repurchase Agreements
Barclays Capital Inc., 0.61%, 1/03/14 (Purchased on 9/30/13 to be repurchased at $25,013,361, collateralized by Various Corporate/Debt Obligations, 0.00% – 7.24% due 12/20/14 – 11/25/49, par and fair values of $182,143,299 and $30,496,895, respectively) (e)	25,000	25,000,000
Total Value of Barclays Capital Inc. (collateral value of $30,496,895)		25,000,000

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	17

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Inc., 0.63%, 11/04/13 (Purchased on 12/03/12 to be repurchased at $127,065,687, collateralized by Various Corporate/Debt Obligations, 0.00% – 7.87% due 3/24/17 – 5/10/63, par and fair values of $710,363,431 and $136,078,058, respectively) (e)	$127,000	$127,000,000
Total Value of Citigroup Global Markets Inc. (collateral value of $136,078,058)		127,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 11/01/13 (Purchased on 9/30/13 to be repurchased at $31,528,175, collateralized by Various Government Sponsored Agency Obligations, 0.93% – 50.93% due 6/25/35 – 7/25/43, par and fair values of $60,854,520 and $33,705,397, respectively)	31,500	31,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $33,705,397)		31,500,000
Deutsche Bank Securities Inc., 0.10%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $10,000,028, collateralized by Various Government Sponsored Agency Obligations, 0.00% – 6.63% due 8/15/24 – 11/15/30, par and fair values of $11,852,500 and $10,200,161, respectively)	10,000	10,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $10,200,161)		10,000,000
Federal Reserve Bank of New York, 0.01%, (Purchased on 9/30/13 to be repurchased at $100,000,028, collateralized by a US Treasury Note, 2.75% due 2/15/19, par and fair values of $93,718,000 and $100,000,058, respectively), 0.01%, 10/01/13	100,000	100,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $100,000,058)		100,000,000
Repurchase Agreements	Par (000)	Value
Mizuho Securities USA Inc., 0.13%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $5,000,018, collateralized by a US Treasury Note, 1.75% due 5/15/22, par and fair values of $5,355,300 and $5,100,085, respectively)	$5,000	$5,000,000
Mizuho Securities USA Inc., 1.09%, 11/01/13 (Purchased on 9/30/13 to be repurchased at $90,002,925, collateralized by Various US Government Sponsored Agency, 0.27% – 7.66% due 6/17/19 – 6/25/47, par and fair values of $182,143,299 and $106,204,292, respectively), 1.17%, (e)	90,000	90,000,000
Total Value of Mizuho Securities USA Inc. (collateral value of $111,304,377)		95,000,000
Wells Fargo Securities LLC, 0.16%, 10/01/13 (Purchased on 9/30/13 to be repurchased at $28,000,187, collateralized by Various US Corporate/Debt Obligations, 0.00% – 6.50% due 5/19/14 – 2/26/52, par and fair values of $40,811,065 and $30,228,792, respectively)	28,000	28,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $30,228,792)		28,000,000
Total Repurchase Agreements — 5.0%		416,500,000
Total Investments (Cost — $8,289,096,208*) — 99.9%		8,289,096,208
Other Assets Less Liabilities — 0.1%		11,639,693
Net Assets — 100.0%		$8,300,735,901

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

18	BBIF MONEY FUND	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	Master Money LLC
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$8,289,096,208	—	$8,289,096,208
[1]	See above Schedule of Investments for values in each security type.

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $17,449 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	19

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)	Master Money LLC
Assets
Investments at value — unaffiliated (cost — $8,289,096,208)	$8,289,096,208
Cash	17,449
Contributions receivable from investors	10,152,599
Interest receivable	2,541,788
Prepaid expenses	60,678
Total assets	8,301,868,722

Liabilities
Investment advisory fees payable	929,448
Directors’ fees payable	68,470
Other affiliates payable	28,847
Other accrued expenses payable	106,056
Total liabilities	1,132,821
Net Assets	$8,300,735,901

Net Assets Consist of
Investors’ capital	$8,300,735,901

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)	Master Money LLC
Investment Income
Income	$10,080,238

Expenses
Investment advisory	5,602,303
Accounting services	207,578
Directors	149,563
Custodian	91,664
Professional	37,030
Printing	945
Miscellaneous	58,500
Total expenses	6,147,583
Net investment income	3,932,655

Realized Gain
Net realized gain from investments	245,449
Net Increase in Net Assets Resulting from Operations	$4,178,104

See Notes to Financial Statements.

20	BBIF MONEY FUND	SEPTEMBER 30, 2013

Statements of Changes in Net Assets	Master Money LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Operations
Net investment income	$3,932,655	$13,616,291
Net realized gain	245,449	465,521
Net increase in net assets resulting from operations	4,178,104	14,081,812

Capital Transactions
Proceeds from contributions	28,241,287,795	65,671,881,336
Value of withdrawals	(28,336,753,489)	(68,363,780,766)
Net decrease in net assets derived from capital transactions	(95,465,694)	(2,691,899,430)

Net Assets
Total decrease in net assets	(91,287,590)	(2,677,817,618)
Beginning of period	8,392,023,491	11,069,841,109
End of period	$8,300,735,901	$8,392,023,491

Financial Highlights	Master Money LLC

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009
Total Investment Return
Total investment return	0.05%	[1]	0.15%	0.13%	0.25%	0.41%	2.47%

Ratios to Average Net Assets
Total expenses	0.15%	[2]	0.15%	0.15%	0.14%	0.15%	0.14%
Total expenses after fees waived	0.15%	[2]	0.15%	0.15%	0.14%	0.15%	0.14%
Net investment income	0.10%	[2]	0.16%	0.13%	0.24%	0.40%	2.45%

Supplemental Data
Net assets, end of period (000)	$8,300,736		$8,392,023	$11,069,841	$11,380,899	$14,959,781	$20,718,322
[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	21

Notes to Financial Statements (Unaudited)	Master Money LLC

1. Organization:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method, which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Master LLC may enter into repurchase agreements. In a repurchase agreement, the Master LLC purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit the Master LLC, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master LLC. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master LLC receives securities as collateral with a market value in excess of the repurchase price to be received by the Master LLC upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master LLC recognizes a liability with respect to such excess collateral to reflect the Master LLC’s obligation under bankruptcy law to return the excess to the counterparty.

22	BBIF MONEY FUND	SEPTEMBER 30, 2013

Notes to Financial Statements (concluded)	Master Money LLC

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purpose of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million—$1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by Manager.

For the six months ended September 30, 2013, the Master LLC reimbursed the Manager $32,655 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

5. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the credit worthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2013	23

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Money LLC (the “Master LLC”) met in person on April 11, 2013 (the “April Meeting”) and May 20-22, 2013 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. BBIF Money Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement. For simplicity, (a) the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and (b) the shareholders of the Fund and the interest holders of the Master LLC are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master LLC and the Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to

24	BBIF MONEY FUND	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement (continued)

better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (g) sales and redemption data regarding the Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Agreement for a one-year term ending June 30, 2014. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance metric as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master LLC’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.
BBIF MONEY FUND	SEPTEMBER 30, 2013	25

Disclosure of Investment Advisory Agreement (continued)

compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master LLC. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

The Board noted that the Fund ranked in the fourth, first and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period. The Board reviewed the Fund’s performance within the context of the low yield environment that has existed over the past few years.

The quartile standing of the Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the true performance of a money market fund can only be understood in its multi-dimensional context, accounting for not only current yield but also risk. While the Board reviews the Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master LLC’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one, three and five year periods given BlackRock’s emphasis on preserving capital and on balancing the quest for current yield against various measures of risk.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total net operating expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the

26	BBIF MONEY FUND	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement (concluded)

Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the Master LLC’s/Fund’s actual management fee rate ranked in the third quartile relative to the Feeder Fund’s Expense Peers. The Board reviewed the Master LLC’s/Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that the Manager, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor have entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the net operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that, to enable the Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to reduce the Master LLC’s/Fund’s expenses as necessary. These waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Agreement for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BBIF MONEY FUND	SEPTEMBER 30, 2013	27

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer
    and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor
and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

28	BBIF MONEY FUND	SEPTEMBER 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BBIF MONEY FUND	SEPTEMBER 30, 2013	29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BBIF MONEY FUND	SEPTEMBER 30, 2013

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFM-9/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: December 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: December 3, 2013

3